November 20, 1995

          Rule 24f-2 Notice for Seligman Tax-Exempt Fund Series, Inc.


Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Division of Investment Management
              File No. 2-86008

Dear Sirs:

     Seligman Tax-Exempt Fund Series, Inc. hereby provides the following information with respect to sales of its capital stock pursuant to Rule 24f-2 under the Investment Company Act of 1940:

    1.   Fiscal year for which notice is filed: September 30, 1995.

    2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year: -0-

    3. Number of shares registered during such fiscal year other than pursuant to Rule 24f-2: -0-

    4.   Number of shares sold during such fiscal year:

                                                          Shares  (a)
                           National Series                2,028,730
                           Colorado Series                  285,067
                           Georgia Series                   681,598
                           Louisiana Series                 244,500
                           Maryland Series                  458,618
                           Massachusetts Series           1,131,692
                           Michigan Series                  943,949
                           Minnesota Series                 864,078
                           Missouri Series                  277,760
                           New York Series                1,134,631
                           Ohio Series                      746,396
                           Oregon Series                    728,957
                           South Carolina Series          1,265,415
                                                         ----------
                                    Total                10,791,391


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    Securities and Exchange Commission                         November 20, 1995
    Division of Investment Management

                                     - 2 -


     5. Number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2: Same as item 4.


     A filing fee of $1,514.30 is enclosed as calculated on the following pages as is the opinion of counsel required by Rule 24f-2.


                               Very truly yours,
                     Seligman Tax-Exempt Fund Series, Inc.


                                 Thomas G. Rose
                           By ______________________
                                 Thomas G. Rose
                                   Treasurer

    Enclosure
    _________________________


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Securities and Exchange Commission                             November 20, 1995
Division of Investment Management



     (a) The following is a calculation of the fee payable pursuant to paragraph
(c) of Rule 24f-2:

                                                        Fiscal Year Ended 9/30/95
                                         National Series         Colorado Series        Georgia Series       Louisiana Series

                                       Class A     Class D      Class A    Class D      Class A    Class D  Class A      Class D

Aggregate sales price of shares
sold pursuant to Rule 24f-2           $12,709,268  $1,720,327  $1,993,878  $102,709    $3,947,854 $1,265,180 $1,905,906   $65,763


Aggregate redemption or repurchase
price of shares redeemed or
purchased during previous fiscal year (28,653,168) (1,043,576) (8,335,038)  (11,732)  (12,718,695)  (197,186)(5,472,051) (354,393)

Aggregate redemption or repurchase
price of shares previously applied
pursuant to Rule 24e-2(a)                    -          -           -           -         -               -       -          -

Total                                ($15,943,900)    $676,751 ($6,341,160) $90,977   ($8,770,841) $1,067,994($3,566,145)($288,630)
                                      -----------     -------- ------------ -------    -----------  --------- ----------- --------
(Total X .000345)                         0            233.48       0        31.39         0         368.46       0           0




                                      Maryland Series       Massachusetts Series      Michigan Series        Minnesota Series

                                       Class A     Class D   Class A      Class D   Class A      Class D  Class A      Class D

Aggregate sales price of shares
sold pursuant to Rule 24f-2            $3,230,028  $381,011   $8,222,164  $688,185  $7,454,137  $685,301 $5,798,294  $1,018,854

Aggregate redemption or repurchase
price of shares redeemed or
purchased during previous fiscal year  (8,335,133) (213,356) (20,149,668) (950,800)(16,991,731) (240,087)(15,012,574) (525,033)

Aggregate redemption or repurchase
price of shares previously applied
pursuant to Rule)                            -         -          -          -         -            -         -           -

Total                                 ($5,105,105)  $167,655 ($11,927,504)($262,615)($9,537,594) $445,214 ($9,214,280) $493,821
                                       -----------  -------- ------------- --------- ----------- -------- -----------  --------
Fee (Total X .000345)                        0        57.84       0           0         0          153.60     0          170.37


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Securities and Exchange Commission                                             Division of Investment Management

(a) (continued)

                                                        Fiscal Year Ended 9/30/95
                                          Missouri Series       New York Series        Ohio Series             Oregon Series
                                        Class A     Class D     Class A    Class D   Class A      Class D  Class A      Class D


Aggregate sales price of shares
sold pursuant to Rule 24f-2            $1,915,897   $221,573   $8,008,068  $522,185  $5,792,262  $306,089   $4,718,959  $897,335

Aggregate redemption or repurchase
price of shares redeemed or
purchased during previous fiscal year  (6,938,553)   (86,445) (21,090,078) (163,991)(18,543,729)  (10,683)  (8,652,052) (329,673)

Aggregate redemption or repurchase
price of shares previously applied
pursuant to Rule 24e-2(a)                    -         -            -          -         -           -        -            -

Total                                 ($5,022,656)  $135,128 ($13,082,010)  $358,194 ($12,751,467) $295,406 ($3,933,093) $567,662
                                       -----------   -------  -----------   --------  -----------  --------  -----------  -------
Fee (Total X .000345)                        0        46.62           0      123.58       0        101.92       0         195.84




                                          South Carolina Series          Total
                                                                         Fees
                                          Class A      Class D

Aggregate sales price of shares
sold pursuant to Rule 24f-2              $9,505,888   $530,058            N/A

Aggregate redemption or repurchase
price of shares redeemed or
purchased during previous fiscal year   (20,525,348)  (439,633)           N/A

Aggregate redemption or repurchase
price of shares previously applied
pursuant to Rule 24e-2(a)                     -           -                -

Total                                   ($11,019,460)   $90,425           N/A
                                        -------------   -------        ---------
Fee (Total X .000345)                         0           31.20        $1,514.30






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                     SELIGMAN TAX-EXEMPT FUND SERIES, INC.


     The undersigned, Treasurer of Seligman Tax-Exempt Fund Series, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

         1. From October 1, 1994 through September 30, 1995, the Company issued an aggregate of 10,791,391 shares of its Capital Stock, $0.001 par value as follows:

                                                       Shares
                           National Series           2,028,730
                           Colorado Series             285,067
                           Georgia Series              681,598
                           Louisiana Series            244,500
                           Maryland Series             458,618
                           Massachusetts Series      1,131,692
                           Michigan Series             943,949
                           Minnesota Series            864,078
                           Missouri Series             277,760
                           New York Series           1,134,631
                           Ohio Series                 746,396
                           Oregon Series               728,957
                           South Carolina Series     1,265,415

              2. In respect of the issuance of such 10,791,391 shares, the Company received aggregate cash consideration (net of any sales commissions) of $81,900,408 as follows.

                           National Series        $  14,338,553
                           Colorado Series            2,045,773
                           Georgia Series             5,107,023
                           Louisiana Series           1,909,362
                           Maryland Series            3,535,860
                           Massachusetts Series       8,803,544
                           Michigan Series            7,882,222
                           Minnesota Series           6,658,171
                           Missouri Series            2,077,202
                           New York Series            8,402,904
                           Ohio Series                5,896,588
                           Oregon Series              5,475,757
                           South Carolina Series      9,767,449

              3. With respect to each share issued, the Company received cash consideration not less than its net asset value per share on the date issued and not less than $0.001.

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                                     - 2 -



              4. At no time during the period from October 1, 1994 through September 30, 1995 were shares of any series of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

                                                    Shares Authorized
                           National Series             40,000,000
                           Colorado Series             25,000,000
                           Georgia Series              20,000,000
                           Louisiana Series            20,000,000
                           Maryland Series             20,000,000
                           Massachusetts Series        30,000,000
                           Michigan Series             30,000,000
                           Minnesota Series            30,000,000
                           Missouri Series             40,000,000
                           New York Series             20,000,000
                           Ohio Series                 30,000,000
                           Oregon Series               20,000,000
                           South Carolina Series       20,000,000

     In Witness Thereof, I have hereunto signed my name as Treasurer of the Company.

Date:  October 11, 1995
                                                                  Thomas G. Rose
                                                        ________________________
                                                                  Thomas G. Rose

                                                                      Treasurer